Note 4 - Investment and Equity Securities - Gross Unrealized Losses and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Less than Twelve Months, Fair Value	$ 6,991	$ 5,733
Less than Twelve Months, Gross Unrealized Losses	(12)	(27)
Twelve Months or Greater, Fair Value	0	8,223
Twelve Months or Greater, Gross Unrealized Losses	0	(107)
Total, Fair Value	6,991	13,956
Total, Gross Unrealized Losses	(12)	(134)
Subordinated Debt Securities [Member]
Less than Twelve Months, Fair Value	4,243
Less than Twelve Months, Gross Unrealized Losses	(7)
Twelve Months or Greater, Fair Value	0
Twelve Months or Greater, Gross Unrealized Losses	0
Total, Fair Value	4,243
Total, Gross Unrealized Losses	(7)
Nontaxable Municipal Bonds [Member]
Less than Twelve Months, Fair Value		4,324
Less than Twelve Months, Gross Unrealized Losses		(25)
Twelve Months or Greater, Fair Value		0
Twelve Months or Greater, Gross Unrealized Losses		0
Total, Fair Value		4,324
Total, Gross Unrealized Losses		(25)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Less than Twelve Months, Fair Value	2,748	1,409
Less than Twelve Months, Gross Unrealized Losses	(5)	(2)
Twelve Months or Greater, Fair Value	0	8,223
Twelve Months or Greater, Gross Unrealized Losses	0	(107)
Total, Fair Value	2,748	9,632
Total, Gross Unrealized Losses	$ (5)	$ (109)